Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 11, 2021
Entity Registrant Name	MFS® MUNICIPAL SERIES TRUST
Entity Central Index Key	0000751656
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 11, 2021
Document Effective Date	May 12, 2021
Prospectus Date	May 18, 2021
MFS Municipal Intermediate Fund | Class C
Prospectus:
Trading Symbol	MIUCX
MFS Municipal Intermediate Fund | Class A
Prospectus:
Trading Symbol	MIUAX
MFS Municipal Intermediate Fund | Class I
Prospectus:
Trading Symbol	MIUIX
MFS Municipal Intermediate Fund | Class R6
Prospectus:
Trading Symbol	MIURX